FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Assets:
Marketable securities held in Trust Account	$ 116,318,176		$ 116,160,281
Public Warrants
Liabilities:
Warrant Liabilities						$ 0
Private Placement Warrants
Liabilities:
Warrant Liabilities						0
Representative Warrants
Liabilities:
Warrant Liabilities			49,000			0
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant Liabilities	1,035,000		2,817,500
Level 1 | U.S. Treasury Securities | Recurring
Assets:
Marketable securities held in Trust Account	116,318,176		116,160,281
Level 2 | Recurring | Private Placement Warrants
Liabilities:
Warrant Liabilities	732,600		1,994,300
Level 3 | Public Warrants
Liabilities:
Warrant Liabilities						0
Level 3 | Private Placement Warrants
Liabilities:
Warrant Liabilities						0
Level 3 | Representative Warrants
Liabilities:
Warrant Liabilities	18,000	$ 32,000	49,000	$ 33,500	$ 17,500	$ 0
Level 3 | Recurring | Representative Warrants
Liabilities:
Warrant Liabilities	$ 18,000		$ 49,000